November 30, 2004

Ms. Kimberly Browning

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE: Form N-14 for the Reorganization of the Delaware Social Awareness Fund into the Equity Portfolio, a series of Calvert Social Investment Fund

File Numbers 811-03334 and 002-75106

Dear Ms. Browning:

I have filed the final pre-effective amendment to the Form N-14 for Delaware Social Awareness Fund, a series of Delaware Group Equity Funds II, into the Equity Portfolio, a series of Calvert Social Investment Fund, to reflect all of the comments you have made on the filing (the summary letter of all changes will follow under separate cover). Accordingly, I respectfully request that you accelerate the effective date of the registration statement, per Rule 461 of the Securities Act of 1933, specifically requesting that you declare the filing effective today.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

Ivy Wafford Duke

Associate General Counsel